Stock Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, number of shares authorized	5,860,874
Aggregate intrinsic value of options exercisable		$ 116,924
Weighted average grant date fair value of stock options granted	$ 0.52
Stock options exercised intrinsic value	$ 20,335	5,813
Compensation expense for stock options	180,399	125,926
Unrecognized compensation cost related to stock options	293,796
Company recognized compensation expense for restricted stock	$ 307,927	$ 343,919
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted vesting period	48 months
Share-based compensation, award vesting description	For employees with less than one year's service, options vest in installments of 25% at the one-year anniversary and thereafter in 36 equal monthly installments beginning in the 13 month after the initial Vesting Commencement Date (as defined), subject to the employee's continuous service with the Company. Options granted to other employees vest in 48 equal monthly installments after the initial Vesting Commencement Date, subject to the employee's continuous service with the Company.
Option expiry period	10 years
Expected dividend yield	0.00%	0.00%
Weighted average period expected to be recognized	2 years 4 months 24 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period expected to be recognized	1 year 8 months 12 days
Unrecognized compensation cost related to these restricted stock grants	$ 447,617